Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
COMMON STOCKS — 98.4%
AUSTRALIA — 1.6%
Cleanspace Holdings Ltd.*	187,020	$143,460
Netwealth Group Ltd.	50,569	561,552
		705,012
BELGIUM — 1.0%
Biocartis Group NV*	26,628	64,290
Melexis NV	4,123	379,574
		443,864
CANADA — 4.3%
Docebo, Inc.*	11,667	603,065
Kinaxis, Inc.*	10,254	1,342,046
		1,945,111
CHINA — 4.1%
Airtac International Group	58,229	1,872,113

DENMARK — 1.4%
ALK-Abello A/S*	28,670	632,029

FRANCE — 0.8%
Cellectis SA ADR*	21,808	99,008
Cellectis SA*	506	2,343
ESI Group*	3,680	278,511
		379,862
GERMANY — 4.4%
Aumann AG*	9,655	166,731
Hypoport SE*	3,164	1,194,365
New Work SE	2,593	531,821
Veganz Group AG*	1,973	110,092
		2,003,009
HONG KONG — 1.1%
Hypebeast Ltd.*	1,335,000	133,715
Johnson Electric Holdings Ltd.	252,000	346,825
		480,540
INDIA — 0.8%
CreditAccess Grameen Ltd.*	33,790	376,882

IRELAND — 1.3%
Keywords Studios PLC	17,605	605,922

ISRAEL — 2.5%
Maytronics Ltd.	59,190	1,154,882

ITALY — 8.4%
Brunello Cucinelli SpA*	27,934	1,625,090
Reply SpA	10,325	1,696,352
Technogym SpA	65,246	514,397
		3,835,839
JAPAN — 24.9%
Anicom Holdings, Inc.	31,500	166,885
Bengo4.com, Inc.*	16,400	522,144
COLOPL, Inc.	57,300	297,657
Daikyonishikawa Corp.	30,600	134,909
Demae-Can Co., Ltd.*	24,500	156,230
DMG Mori Seiki Co., Ltd.	35,100	475,465
eGuarantee, Inc.	31,700	528,210
GA Technologies Co. Ltd.*	32,300	353,081
Healios K.K.*	29,700	280,050
Ichiyoshi Securities Co., Ltd.	50,700	256,181

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
JAPAN (continued)
Infomart Corp.	70,100	$374,289
Inter Action Corp.	11,500	201,918
Iriso Electronics Co., Ltd.	9,200	249,682
Istyle, Inc.*	74,600	111,134
JMDC, Inc.*	10,800	588,718
Kamakura Shinsho Ltd.	63,400	324,731
Katitas Co., Ltd.	33,200	912,028
KH Neochem Co., Ltd.	15,000	336,525
Kitanotatsujin Corp.	113,900	208,292
Locondo, Inc.*	22,800	206,881
Megachips Corp.	35,500	1,087,510
Optex Group Co., Ltd.	21,600	303,847
Outsourcing, Inc.	42,800	441,001
Raksul, Inc.*	37,500	912,877
Sansan, Inc.*	27,800	311,872
Shima Seiki Manufacturing Ltd.	18,100	275,223
Tsugami Corp.	69,100	743,773
Uzabase, Inc.*	12,300	106,989
WealthNavi, Inc.*	25,500	423,497
		11,291,599
NEW ZEALAND — 0.0%(1)
Volpara Health Technologies Ltd.*	24,788	16,264

SOUTH KOREA — 4.4%
Cafe24 Corp.*	12,154	210,452
Douzone Bizon Co., Ltd.	18,498	704,104
Genexine, Inc.*	2,957	111,484
Koh Young Technology, Inc.	61,665	957,240
		1,983,280
SWEDEN — 13.0%
AddTech AB, B Shares	86,025	1,651,536
Avanza Bank Holding AB	78,206	2,000,653
Bactiguard Holding AB*	10,575	116,655
Cellavision AB	5,083	168,379
HMS Networks AB	19,704	921,267
Paradox Interactive AB	22,169	421,315
Storytel AB*	13,080	123,578
VNV Global AB*	48,204	256,278
Xvivo Perfusion AB*	8,992	256,361
		5,916,022
SWITZERLAND — 4.6%
Bossard Holding AG	2,583	605,452
Sensirion Holding AG*	9,779	1,203,104
u-blox Holding AG*	2,838	275,705
		2,084,261
TAIWAN — 9.1%
ASPEED Technology, Inc.	18,000	2,026,241
Chroma ATE, Inc.	136,000	848,098
Global Unichip Corp.	59,000	1,025,947
TCI Co., Ltd.	35,148	231,778
		4,132,064
UNITED KINGDOM — 9.9%
Alpha FX Group PLC	22,254	605,143
dotdigital group PLC	190,402	206,851
FD Technologies PLC*	21,728	548,732
Games Workshop Group PLC	6,844	650,807
Hotel Chocolat Group PLC*	54,018	319,323

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
UNITED KINGDOM (continued)
Molten Ventures PLC*	45,854	$463,168
Naked Wines PLC*	78,193	368,355
Team17 Group PLC*	65,033	456,200
Victoria PLC*	71,838	854,992
		4,473,571
UNITED STATES — 0.8%
Burford Capital Ltd.	42,192	384,446
TOTAL INVESTMENTS — 98.4%
(cost $55,401,985)		$44,716,572
Other assets less liabilities — 1.6%		716,344
NET ASSETS — 100.0%		$45,432,916

(1)	Amount rounds to less than 0.1%.
*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford International Smaller Companies Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$5,734,463	$38,982,109	$—	$44,716,572
Total	$5,734,463	$38,982,109	$—	$44,716,572

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.